CONDENSED CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 101,704	$ 109,998	$ 4,980
Cash held in trust			2,917
Accounts receivable	16,105	4,438	897
Inventories	461,566	184,072	77,305
Prepaid expenses and other assets	27,502	8,415	2,057
Deferred tax asset. net	719	(912)
Property and equipment, net	11,848	3,360	2,517
Amortizable intangible assets, net	5,900	1,877
Goodwill	13,249	479
Assets of consolidated variable interest entities:
Cash and cash equivalents			623
Inventories			1,989
Total Assets	638,593	312,639	90,673
Liabilities:
Accounts payable	10,102	8,313	2,459
Accrued expenses and other liabilities	50,674	30,358	19,095
Deferred tax liability, net		912
Payable to affiliates			95
Notes payable and revolving loan agreement	210,048	1,500	33,206
Subordinated obligation due to member			11,244
Accrued expenses			13
Total liabilities	270,824	41,083	66,112
Equity:
Preferred Stock, $0.01 par value, 50,000,000 shares authorized, none outstanding
Common stock	213	173
Additional paid in capital	346,321	262,982
Retained Earnings	21,235	8,401
Members' capital before non-controlling interests			22,060
Non-controlling interests			2,501
Total stockholders' equity	367,769	271,556	24,561
Total liabilities and stockholders' equity	638,593	312,639	90,673
Variable Interest Entity [Member]
Assets
Cash and cash equivalents			623
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Assets
Cash and cash equivalents		109,998	4,357
Inventories		184,072	75,316
Liabilities:
Accounts payable		588	2,459
Accrued expenses and other liabilities		$ 38,083	$ 19,095